Fair Value Measurement - Schedule of Reconciliation of Warrants and Tranche Liabilities Measured and Recorded at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 1,860	$ 1,766
Re-measurement loss included in interest expense	20,765	94
Reclassification to additional paid-in capital upon recapitalization	(22,625)
Ending balance		1,860
Series F Convertible Preferred Stock
Fair Value Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Re-measurement loss included in interest expense	999,865
Issuance of Legacy QuantumScape Series F Preferred Stock - tranche shares 3 and 4	(484,471)
Reclassification to additional paid-in capital upon Closing of the Business Combination - tranche shares 1 and 2	(515,394)
TPC1 Warrants
Fair Value Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning balance	1,036	984
Re-measurement loss included in interest expense	10,475	52
Reclassification to additional paid-in capital upon recapitalization	(11,511)
Ending balance		1,036
Triple Point Capital Two Warrants
Fair Value Liabilities Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning balance	824	782
Re-measurement loss included in interest expense	10,290	42
Reclassification to additional paid-in capital upon recapitalization	$ (11,114)
Ending balance		$ 824